Convertible Debentures (Tables)	12 Months Ended
Oct. 31, 2020
Convertible Debentures
Convertible Debentures

	Face value	Carrying amount	Interest payable
Balance - October 31, 2018	$1,029,314	$931,099	$7,758
Issued during the year	1,105,127	1,105,127	-
Fair value of derivative liability	-	(232,925)	-
Issuance costs	(38,064)	(38,064)	-
Amortization of issuance costs	54,748	54,748	-
Interest accretion	-	147,693	-
Interest expense	-	-	126,901
Interest payments	-	-	(126,809)
Effects of foreign exchange	27,931	27,931	-
Balance - October 31, 2019	$2,179,056	$1,995,609	$7,850
Interest accretion through July 10, 2020	-	246,015	-
Conversion to common shares (14.1)	(37,733)	(37,733)	-
Effects of foreign exchange	(56,341)	(56,341)
Deemed extinguishment (14.1)	(2,084,982)	(2,147,550)	-
Balance after deemed extinguishment	$-	$-	$7,850
Deemed re-issuance (14.1)	2,169,135	2,464,241	-
Fair value of derivative liability	-	(787,264)	-
Conversion to common shares (14.1)	(75,130)	(75,130)
Interest accretion	-	146,964	-
Interest expense	-	-	-
Interest payments	-	(44,138)	(7,850)
Effects of foreign exchange	-	35,005	-
Balance -October 31, 2020	$2,094,005	$1,739,678	$-

Schedule of derivative liability assumption

○	Expected dividend yield	Nil

○	Risk-free interest rate	0.24%

○	Expected life	1.0 years

○	Expected volatility	90%

Schedule of allocated the proceeds from the issuance

	CAD	USD
Convertible debentures, principal	$2,280,671	$1,676,977
Conversion option	1,070,670	787,264
	$3,351,341	$2,464,241

Schedule of debt restructuring

Composition of loss from debt restructuring
Difference: carrying value of deemed prior debt and deemed reissued debt	$337,997
Replacement warrants - quantity 6,818,182 (Note 17.3)	346,792
Consideration warrants - quantity 1,590,909 (Note 17.3)	80,918
Total loss from deemed restructuring	$765,707

Schedule of allocated the proceeds from the issuance of the convertible debentures

Convertible debentures, principal	$872,202
Conversion option	232,925
$1,105,127

Schedule of allocated the proceeds of the convertible debentures

Convertible debentures, principal	$1,009,060
Conversion option	132,000
$1,141,060